Label	Element	Value
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	65.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund considers a mid-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek investment return or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
■
Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
■
Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its
Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	23.74%
Worst Quarter	March 31, 2020	-34.11%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.74%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(34.11%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that their valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies typically involves greater risk than is associated with investing in securities of larger, more established companies. Mid-capitalization companies’ securities may be more volatile and less liquid than those of larger, more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies may have less experienced management, more limited product and market diversification, and fewer financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | REIT Risk/Real Estate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,096
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES II
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,386
INVESCO V.I. AMERICAN VALUE FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.78%
INVESCO V.I. AMERICAN VALUE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	15.49%
Annual Return [Percent]	oef_AnnlRtrPct	9.96%
Annual Return [Percent]	oef_AnnlRtrPct	(12.65%)
Annual Return [Percent]	oef_AnnlRtrPct	25.03%
Annual Return [Percent]	oef_AnnlRtrPct	1.12%
Annual Return [Percent]	oef_AnnlRtrPct	27.95%
Annual Return [Percent]	oef_AnnlRtrPct	(2.61%)
Annual Return [Percent]	oef_AnnlRtrPct	15.60%
Annual Return [Percent]	oef_AnnlRtrPct	30.41%
Annual Return [Percent]	oef_AnnlRtrPct	21.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.29%
Performance Inception Date	oef_PerfInceptionDate	Jan. 02, 1997
INVESCO V.I. AMERICAN VALUE FUND | SERIES II
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%
Performance Inception Date	oef_PerfInceptionDate	May 05, 2003